Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jul. 31, 2011 Pension Accounting Change [Member]	Jul. 31, 2010 Pension Accounting Change [Member]	Jul. 31, 2011 Pension Accounting Change [Member]	Jul. 31, 2010 Pension Accounting Change [Member]	Jan. 31, 2011 Pension Accounting Change [Member]	Jan. 31, 2010 Pension Accounting Change [Member]	Jan. 31, 2009 Pension Accounting Change [Member]	Jan. 31, 2008 Pension Accounting Change [Member]
Cumulative effect on retained earnings, net of tax													$ (25,000,000)	$ (26,000,000)		$ 20,000,000
Cumulative effect on accumulated other comprehensive income													(25,000,000)	(26,000,000)		22,000,000
Proceeds from discontinued operations	169,000,000	169,000,000		169,000,000
Gain on sale before income taxes	109,000,000	109,000,000		109,000,000
Gain on settlement of arbitration against Telkom South Africa, before tax			52,000,000		52,000,000	77,000,000	6,000,000	8,000,000
Material impact on income statement due to accounting change									$ 0	$ 0	$ 0	$ 0	$ 1,000,000	$ (1,000,000)	$ (6,000,000)